Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale

The balance of assets held for sale, included in the statement of financial position, is shown below:

	As at December 31,
	2024	2023
Investment property (1)	2,645	2,645
Property, plant, and equipment (2)	-	9,768
Total	2,645	12,413

(1)	It corresponds to La Secreta lot negotiated with the buyer during 2019. At December 31, 2024, 59.12% of the payment for the property has been delivered and received. The remainder of the asset will be delivered in conjunction with the asset payments to be received in 2025. The deed of contribution to the trust was signed on December 1, 2020, and registered on December 30, 2020.

(2)	At December 31, 2023 corresponds to the Local Paraná of the Argentinian subsidiary.